Consolidated Balance Sheets		Mar. 31, 2026 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Current Assets
Cash and cash equivalents			$ 3,014,219	$ 23,366,226	$ 6,341,165
Cash-segregated for regulatory purpose			3,255,752	25,238,586	3,806,881
Financial instruments held, at fair value			218	1,692	1,254
Receivables from customers, net of allowance			81,339	630,544	213,754
Deposits and other receivables, net of allowance			1,291,266	10,009,896	84,285
Prepaid expenses			451,306	3,498,524	276,428
Total current assets			8,094,100	62,745,468	10,723,767
Plant and equipment, net			10,286	79,737	64,509
Operating lease right-of-use assets, net			210,102	1,628,712	3,486,556
Deferred offerings costs			897,155	6,954,748
Other non-current assets			113,440	879,384	879,384
Prepaid expenses - non-current			104,306	808,578
Total non-current assets			1,335,289	10,351,159	4,430,449
Total assets			9,429,389	73,096,627	15,154,216
Current Liabilities
Payables to customers			3,254,404	25,228,143	3,802,657
Accruals and other current liabilities			164,825	1,277,725	626,608
Contract liabilities			441,398	3,421,720	30,000
Income taxes payable			913	7,078	7,078
Operating lease liabilities - current			204,389	1,584,423	1,896,384
Amount due to a director			2,552	19,783	9,783
Total current liabilities			4,068,481	31,538,872	6,372,510
Contract liabilities non current			113,691	881,335
Operating lease liabilities - non-current					1,584,423
Total non-current liabilities			113,691	881,335	1,584,423
Total liabilities			4,182,172	32,420,207	7,956,933
Commitments and Contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]		4,226	32,758	32,758
Additional paid-in capital			14,185,661	109,967,241	99,967,241
Accumulated deficit			(8,942,670)	(69,323,579)	(92,802,716)
Total shareholders' equity			5,247,217	40,676,420	7,197,283
Total liabilities and shareholders' equity			$ 9,429,389	73,096,627	15,154,216
Cayson Acquisition Corp [Member]
Current Assets
Cash and cash equivalents		$ 64,433		63,670	465,254
Prepaid expenses		62,527		88,317	129,496
Total current assets		126,960		151,987	594,750
Prepaid expenses - non-current					66,158
Cash and investments held in trust account		37,622,133		64,487,925	60,752,079
Total non-current assets		37,622,133		64,487,925	60,818,237
Total assets		37,749,093		64,639,912	61,412,987
Current Liabilities
Accrued offering costs					65,000
Accrued expenses		153,867		109,330	38,025
Total current liabilities		1,478,867		1,309,330	103,025
Deferred underwriting commission payable		2,100,000		2,100,000	2,100,000
Total liabilities		3,578,867		3,409,330	2,203,025
Commitments and Contingencies
Ordinary shares subject to possible redemption 3,458,092 and 6,000,000 shares at a redemption value of $10.88 and $10.75 per share as of March 31, 2026 and December 31, 2025, respectively		37,622,133		64,487,925	60,752,079
SHAREHOLDERS’ EQUITY
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding
Ordinary shares, value		183		183	183
Additional paid-in capital
Accumulated deficit		(3,452,090)		(3,257,526)	(1,542,300)
Total shareholders' equity		(3,451,907)		(3,257,343)	(1,542,117)
Total liabilities and shareholders' equity		37,749,093		64,639,912	61,412,987
Cayson Acquisition Corp [Member] | Nonrelated Party [Member]
Current Liabilities
Promissory note				900,000
Cayson Acquisition Corp [Member] | Related Party [Member]
Current Assets
Deposits and other receivables, net of allowance		0		0	0
Current Liabilities
Promissory note		300,000		300,000
Cayson Acquisition Corp [Member] | Third Party [Member]
Current Liabilities
Promissory note		$ 1,025,000		$ 900,000

[1]	Retroactively restated for effect of share reorganization (see Note 1)